Document and Entity Information	Oct. 08, 2020
Prospectus:
Document Type	497
Document Period End Date	Oct. 08, 2020
Entity Registrant Name	SUNAMERICA SERIES TRUST
Entity Central Index Key	0000892538
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 08, 2020
Document Effective Date	Oct. 08, 2020
Prospectus Date	May 01, 2020